Fair Value Measurements - Schedule of Valuation Methodologies and Assumptions (Detail)	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Discount rate	0.00%	15.00%
Weighting between IPO scenario	0.00%	80.00%
Weighting between Redemption scenario	0.00%	20.00%